Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments

The restatements to the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Loss from operations	(102,576)	—	(102,576)
Gain on disposal of available-for-sale debt investments	477,254	96,606	573,860
Total other non-operating income	71,944	—	71,944
Income before tax from continuing operations	446,622	96,606	543,228
Income tax expense	(18,977)	(96,606)	(115,583)
Net income from continuing operations	427,645	—	427,645

The restatements to the consolidated statements of cash flows for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Gain on disposal of available-for-sale debt investments	(477,254)	(96,606)	(573,860)
Withholding tax payable for disposal of available-for-sale debt investments	—	96,606	96,606
Net cash used in continuing operating activities	(103,295)	—	(103,295)

The restatements to the provisions for income tax expense/(benefit) in Note 14 Income Taxes for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Current tax expense	32,156	96,606	128,762
Deferred tax benefit	(13,179)	—	(13,179)
Income tax expense	18,977	96,606	115,583

2. Principal Accounting Policies (Continued)

(b) Restatement (Continued)

The restatements to the components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC continuing operations in Note 14 Income Taxes for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Income arising from PRC operations	28,133	—	28,133
Income arising from non-PRC operations	418,489	96,606	515,095
Income before tax from continuing operations	446,622	96,606	543,228
Income tax expense relating to PRC operations	18,977	—	18,977
Income tax expense relating to non-PRC operations	—	96,606	96,606
Income tax expense	18,977	96,606	115,583
Effective tax rate for PRC continuing operations	67.5%	—	67.5%
Effective tax rate for the Group	4.2%	17.1%	21.3%

The restatements to the reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax in Note 14 Income Taxes for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Statutory income tax rate	25.0	—	25.0
Permanent differences	(1.9)	0.3	(1.6)
Change in valuation allowance	2.7	(0.5)	2.2
Effect of preferential tax treatment	1.8	(0.3)	1.5
Uncertain tax positions	0.1	—	0.1
Effect of withholding tax on gain on disposal of available-for-sale debt investments	—	17.8	17.8
Tax rate difference from statutory rate in other jurisdictions	(23.5)	(0.2)	(23.7)
Effective income tax rate	4.2	17.1	21.3

The restatements to the condensed statements of comprehensive income/(loss) of the Company in Note 24 Additional Information - Condensed Financial Statements of the Company for the year ended December 31, 2020 are summarized as follows:

	For the Year Ended December 31, 2020
	As Previously Reported	Adjustments	As Restated
	RMB	RMB	RMB
Loss from operations	(39,303)	—	(39,303)
Gain on disposal of available-for-sale debt investments	477,254	96,606	573,860
Total other non-operating loss	(57,582)	—	(57,582)
Income before tax	380,369	96,606	476,975
Income tax expense	—	(96,606)	(96,606)
Net income	380,369	—	380,369

Estimated useful lives of property and equipment	Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Schedule of estimated useful live of intangible assets, net

Estimated Useful Lives
Computer software	5 years
Licensed copyrights of reading content	Lesser of the licensed period or 5 years
Trademark and Domain names	10 years
Audio content	Lesser of the licensed period or 5 years

Schedule of revenues disaggregated by products and services	The following table presents the Group’s revenues disaggregated by products and services (in thousands):

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net advertising revenues	1,113,017	930,025	696,664
Paid services revenues	95,828	100,306	89,043
Revenues from paid contents	46,175	43,113	33,847
Revenues from E-commerce and others	49,653	57,193	55,196
Total	1,208,845	1,030,331	785,707

2. Principal Accounting Policies (Continued)

(s) ASC 606 Revenue from Contracts with Customers (Continued)

Summary of Future Lease Payments under Operating Leases	Future lease payments under operating leases as of December 31, 2022 were as follows (in thousands):

Operating Lease Liabilities
RMB
Year ending December 31,
2023	27,437
2024	26,405
2025	24,989
2026	25,180
2027	11,600
Total future lease payments	115,611
Less: Imputed interest	11,025
Total lease liability balance	104,586

Summary of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Years Ended December 31,
	2021	2022
	RMB	RMB
Cash payments for operating leases	34,509	28,322
Right-of-use assets obtained in exchange for operating lease liabilities	27,129	93,186